Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
July 31, 2021
(Unaudited)
S
Shares Value
COMMON STOCKS — 90.5%
ARGENTINA — 0 .8%
124,592 MercadoLibre, Inc. (a) ........... $ 195,447,470
AUSTRALIA — 0 .6%
405,359 Atlassian Corp. Plc - Class A (a) .... 131,790,318
18,681 Australia & New Zealand Banking
Group Ltd. ............... 379,878
21,623 BHP Group Ltd. ............... 848,781
29,775 BlueScope Steel Ltd. ............ 528,561
1,594 Cochlear Ltd. ................. 286,988
10,205 Commonwealth Bank of Australia .. 746,273
26,739 Computershare Ltd. ............ 306,110
3,024 CSL Ltd. ..................... 641,138
8,272 Endeavour Group Ltd. (a) ......... 40,247
3,081 Macquarie Group Ltd. ........... 354,750
112,907 Oil Search Ltd. ................ 315,684
72,114 Santos Ltd. ................... 341,340
14,676 Woodside Petroleum Ltd. ......... 235,970
8,272 Woolworths Group Ltd. .......... 235,289
137,051,327
BELGIUM — 0 .0%
3,319 Etablissements Franz Colruyt NV ... 188,748
8,528 Proximus SADP ............... 175,265
2,123 UCB SA ..................... 229,679
593,692
BRAZIL — 0 .4%
88,713 Ambev SA .................... 283,943
76,650 B3 SA - Brasil Bolsa Balcao ....... 225,465
1,334,200 Localiza Rent a Car SA .......... 15,951,737
537,647 Pagseguro Digital Ltd. - Class A (a) .. 29,807,150
62,266 Petroleo Brasileiro SA ........... 329,965
2,488,285 Raia Drogasil SA ............... 12,082,509
53,222 WEG SA ..................... 365,832
740,961 XP, Inc. - Class A (a) ............. 30,423,859
89,470,460
CANADA — 0 .7%
9,017 Alimentation Couche-Tard, Inc. -
Class B .................. 363,470
5,119 Bank of Nova Scotia (The) ........ 319,507
9,386 Barrick Gold Corp. ............. 204,331
2,498 Canadian National Railway Co. .... 271,424
15,195 Canadian Natural Resources Ltd. ... 501,425
8,255 Canadian Pacific Railway Ltd. ..... 612,972
204 Constellation Software, Inc. ....... 326,771
6,378 Dollarama, Inc. ................ 300,343
8,180 Enbridge, Inc. ................. 322,453
6,821 Metro, Inc. ................... 353,734
4,648 Rogers Communications, Inc. - Class
B ....................... 237,243
5,472 Royal Bank of Canada ........... 553,428
105,780 Shopify, Inc. - Class A (a) ......... 158,662,596
Shares Value
CANADA (continued)
4,392 TC Energy Corp. .............. $ 214,108
4,920 Toronto-Dominion Bank (The) .... 327,119
5,724 Wheaton Precious Metals Corp. .... 264,407
163,835,331
CHILE — 0 .0%
20,132 Antofagasta Plc ................ 418,213
CHINA — 6 .1%
574,500 AAC Technologies Holdings, Inc. ... 3,441,315
569,664 Agricultural Bank of China Ltd. - H
Shares ................... 189,860
2,413,412 Alibaba Group Holding Ltd. (a) .... 58,695,929
652,483 Alibaba Group Holding Ltd. - ADR (a) 127,358,157
9,854,678 ANTA Sports Products Ltd. ....... 214,691,131
216,687 Asymchem Laboratories Tianjin Co.
Ltd. - A Shares ............. 13,313,907
509,380 Bank of China Ltd. - H Shares ..... 176,978
36,796 BeiGene Ltd. - ADR (a) .......... 11,649,246
665,587 Berry Genomics Co. Ltd. - A Shares (a) 2,681,971
242,965 BGI Genomics Co. Ltd. - A Shares .. 4,224,269
139,895 Bilibili, Inc. - ADR (a) ........... 11,972,214
264,557 Burning Rock Biotech Ltd. - ADR (a) 6,026,609
444,858 China Construction Bank Corp. - H
Shares ................... 310,267
128,202 China International Capital Corp. Ltd.
- H Shares (b) .............. 294,969
96,910 China Life Insurance Co. Ltd. - H
Shares ................... 161,867
2,677,693 China Merchants Bank Co. Ltd. - H
Shares ................... 20,398,451
16,269,000 China Molybdenum Co. Ltd. - H
Shares ................... 11,891,151
391,636 China Petroleum & Chemical Corp. -
H Shares ................. 179,410
106,258 China Shenhua Energy Co. Ltd. - H
Shares ................... 200,999
101,676 CITIC Securities Co. Ltd. - H Shares 226,349
332,686 Contemporary Amperex Technology
Co. Ltd. - A Shares ......... 28,323,994
1,687,000 Country Garden Services Holdings
Co. Ltd. ................. 13,687,209
121,440 Dada Nexus Ltd. - ADR (a) ....... 2,621,890
422,300 ENN Energy Holdings Ltd. ....... 8,830,579
1,726,821 Estun Automation Co. Ltd. - A
Shares (a) ................. 10,422,602
1,060,338 Foshan Haitian Flavouring & Food
Co. Ltd. - A Shares ......... 18,802,779
158,013 Fosun International Ltd. ......... 209,026
1,142,800 Fuyao Glass Industry Group Co. Ltd. -
H Shares (b) ............... 7,264,603
635,600 Glodon Co. Ltd. - A Shares ....... 6,192,943

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
CHINA (continued)
784,055 Guangzhou Kingmed Diagnostics
Group Co. Ltd. - A Shares .... $ 16,078,048
3,089,000 Haidilao International Holding Ltd. (b) 11,606,879
1,866,800 Haier Smart Home Co. Ltd. - H
Shares ................... 6,389,901
211,357 Haitong Securities Co. Ltd. - H Shares 174,065
898,835 Hangzhou Robam Appliances Co. Ltd.
- A Shares ................ 5,415,381
424,112 Hangzhou Tigermed Consulting Co.
Ltd. - A Shares ............. 10,338,995
981,786 Hangzhou Tigermed Consulting Co.
Ltd. - H Shares (b) .......... 19,026,395
2,086,816 Huayu Automotive Systems Co. Ltd. -
A Shares ................. 6,233,156
239,715 HUYA, Inc. - ADR (a) ........... 3,065,955
370,245 Industrial & Commercial Bank of
China Ltd. - H Shares ....... 205,820
262,774 iQIYI, Inc. - ADR (a) ............ 2,932,558
605,858 JD Health International, Inc. (a) (b) .. 6,505,968
724,650 JD.com, Inc. - A Shares (a) ........ 25,792,603
272,967 Kanzhun Ltd. - ADR (a) .......... 9,403,713
124,114 KE Holdings, Inc. - ADR (a) ...... 2,729,267
3,025,000 Kingdee International Software Group
Co. Ltd. (a) ............... 9,420,099
1,192,000 Kingsoft Corp. Ltd. ............. 5,552,640
332,900 Kuaishou Technology (a) (b) ....... 4,716,456
80,427 Kweichow Moutai Co. Ltd. - A Shares 20,887,744
1,885,500 Li Ning Co. Ltd. ............... 19,871,248
531,500 LONGi Green Energy Technology Co.
Ltd. - A Shares ............. 7,063,811
510,759 Lufax Holding Ltd. - ADR (a) ...... 3,830,693
292,124 Luzhou Laojiao Co. Ltd. - A Shares . 7,731,412
1,423,000 Medlive Technology Co. Ltd. (a) (b) .. 5,612,419
922,400 Meituan - B Shares (a) (b) ......... 25,519,518
1,023,211 Midea Group Co. Ltd. - A Shares ... 10,051,916
1,246,000 Minth Group Ltd. .............. 5,259,041
103,340 NetEase, Inc. - ADR ............ 10,562,381
59,716 New China Life Insurance Co. Ltd. -
H Shares ................. 163,292
204,755 PICC Property & Casualty Co. Ltd. -
H Shares ................. 165,466
75,546 Pinduoduo, Inc. - ADR (a) ........ 6,920,769
4,432,405 Ping An Bank Co. Ltd. - A Shares .. 12,128,548
319,300 Ping An Healthcare and Technology
Co. Ltd. (a) (b) ............. 2,978,871
2,795,500 Ping An Insurance Group Co. of
China Ltd. - H Shares ....... 24,515,461
20,119 Poly Property Services Co. Ltd. - H
Shares ................... 113,525
851,600 Pop Mart International Group Ltd. (b) 6,235,376
235,696 Proya Cosmetics Co. Ltd. - A Shares . 5,873,396
187,100 SG Micro Corp. - A Shares ....... 10,791,565
Shares Value
CHINA (continued)
1,057,052 Shenzhen Inovance Technology Co.
Ltd. - A Shares ............. $ 12,730,700
1,551,637 Shenzhen Megmeet Electrical Co. Ltd.
- A Shares ................ 7,440,350
602,300 Shenzhou International Group
Holdings Ltd. ............. 13,299,792
845,617 Sinocare, Inc. - A Shares .......... 3,942,380
327,100 Sunny Optical Technology Group Co.
Ltd. ..................... 9,899,940
5,150,540 Tencent Holdings Ltd. - H Shares .. 317,470,215
1,338,183 Tencent Music Entertainment Group -
ADR (a) .................. 14,144,594
212,772 Topchoice Medical Corp. - A Shares (a) 10,382,461
2,918,000 Weichai Power Co. Ltd. - H Shares .. 6,383,354
724,800 WuXi AppTec Co. Ltd. - H Shares (b) 16,023,451
9,423,948 Wuxi Biologics Cayman, Inc. (a) (b) .. 143,703,035
442,839 Yatsen Holding Ltd. - ADR (a) ..... 2,984,735
374,484 Yifeng Pharmacy Chain Co. Ltd. - A
Shares ................... 2,826,218
1,439,840 Yonyou Network Technology Co. Ltd.
- A Shares ................ 7,973,313
4,376 Yum China Holdings, Inc. ........ 272,143
94,430 Zai Lab Ltd. - ADR (a) ........... 13,655,522
2,296,903 Zhejiang Sanhua Intelligent Controls
Co. Ltd. - A Shares ......... 7,603,227
1,507,040,455
CYPRUS — 0 .1%
192,736 TCS Group Holding Plc - GDR ... 15,943,122
DENMARK — 0 .0%
1,614 Carlsberg AS - Class B ........... 298,427
2,280 Chr Hansen Holding A/S ........ 205,058
1,477 Coloplast A/S - Class B .......... 270,151
2,740 DSV PANALPINA A/S .......... 667,632
4,463 GN Store Nord AS ............. 391,144
9,396 Novo Nordisk A/S - Class B ....... 869,029
4,131 Novozymes A/S - B Shares ........ 324,564
3,026,005
FINLAND — 0 .0%
3,334 Elisa Oyj ..................... 214,280
12,920 Kesko Oyj - B Shares ............ 554,047
3,427 Kone Oyj - Class B ............. 283,838
7,350 UPM-Kymmene Oyj ............ 300,280
1,352,445
FRANCE — 1 .2%
2,343 Air Liquide SA ................ 407,402
1,297,717 Airbus SE (a) .................. 178,110,523
2,873 Atos SE ...................... 137,414
8,552 BNP Paribas SA ............... 521,951
2,625 Capgemini SE ................. 567,509
4,916 Edenred ..................... 285,632

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
FRANCE (continued)
312 Hermes International ............ $ 477,072
1,323 L'Oreal SA ................... 605,635
1,702 LVMH Moet Hennessy Louis Vuitton
SE ...................... 1,360,602
4,226 Sanofi ....................... 435,538
945 Sartorius Stedim Biotech ......... 539,540
622,037 Schneider Electric SE ............ 104,264,054
916 Teleperformance ............... 386,397
11,914 TotalEnergies SE ............... 518,680
288,617,949
GERMANY — 2 .1%
400,319 adidas AG .................... 145,360,283
5,078 BASF SE ..................... 398,895
1,360 Bechtle AG ................... 280,956
1,295 Deutsche Boerse AG ............ 216,219
6,906 Deutsche Post AG .............. 467,859
14,459 Deutsche Telekom AG ........... 300,263
8,271 Evonik Industries AG ........... 287,476
2,789 Fresenius Medical Care AG & Co
KGaA ................... 220,144
6,593 Fresenius SE & Co KGaA ........ 346,624
7,175 RWE AG .................... 255,425
1,318,381 Siemens AG .................. 205,781,839
4,982 Vonovia SE ................... 332,018
1,395,982 Zalando SE (a) (b) ............... 155,265,027
509,513,028
HONG KONG — 0 .8%
12,978,795 AIA Group Ltd. ................ 155,488,675
62,999 BOC Hong Kong Holdings Ltd. ... 202,670
52,978 China Mengniu Dairy Co. Ltd. .... 287,348
58,030 China Overseas Land & Investment
Ltd. ..................... 121,718
41,259 China Resources Beer Holdings Co.
Ltd. ..................... 308,733
46,999 China Resources Land Ltd. ....... 157,245
90,353 CLP Holdings Ltd. ............. 932,463
30,759 Galaxy Entertainment Group Ltd. (a) 208,592
3,774,000 Geely Automobile Holdings Ltd. ... 12,602,420
103,763 Guangdong Investment Ltd. ...... 145,273
91,684 Hang Lung Properties Ltd. ........ 237,140
11,051 Hang Seng Bank Ltd. ........... 212,028
14,887 Hong Kong Exchanges & Clearing
Ltd. ..................... 950,175
418,257 Hutchmed China Ltd. - ADR (a) ... 17,587,707
32,706 Sun Hung Kai Properties Ltd. ..... 468,422
26,257 Techtronic Industries Co. Ltd. ..... 469,312
190,379,921
INDIA — 3 .3%
1,128,399 Apollo Hospitals Enterprise Ltd. ... 61,185,110
1,919,124 Asian Paints Ltd. ............... 76,296,881
590,712 Bajaj Finance Ltd. .............. 49,439,137
Shares Value
INDIA (continued)
3,084,267 Bandhan Bank Ltd. (b) ........... $ 12,071,394
622,973 Britannia Industries Ltd. ......... 28,659,353
10,003,149 HDFC Bank Ltd. .............. 191,748,866
2,192,088 Housing Development Finance Corp.
Ltd. ..................... 71,910,443
3,761,045 ICICI Prudential Life Insurance Co.
Ltd. (b) .................. 31,990,236
831,171 Jubilant Foodworks Ltd. (a) ....... 42,166,166
5,336,341 Reliance Industries Ltd. .......... 145,952,494
4,030,287 Titan Co. Ltd. ................. 92,859,351
804,279,431
INDONESIA — 0 .1%
9,011,762 Bank Central Asia Tbk PT ........ 18,599,903
1,066,862 Bank Rakyat Indonesia Persero Tbk
PT ..................... 273,677
18,873,580
IRELAND — 1 .4%
2,667 Accenture Plc - Class A .......... 847,253
1,463,990 Aptiv Plc (a) ................... 244,266,731
6,625 Experian Plc .................. 291,733
905 ICON Plc (a) .................. 220,159
1,753 Jazz Pharmaceuticals Plc (a) ........ 297,169
789,405 Medtronic Plc ................. 103,656,771
349,579,816
ISRAEL — 0 .0%
1,842 Check Point Software Technologies
Ltd. (a) ................... 234,118
1,395 Nice Ltd. (a) .................. 390,600
624,718
ITALY — 0 .0%
1,251 DiaSorin SpA ................. 253,987
20,791 FinecoBank Banca Fineco SpA (a) ... 372,786
11,746 Prysmian SpA ................. 421,076
1,047,849
JAPAN — 1 .9%
9,594 Aeon Co. Ltd. ................. 261,221
5,876 Asahi Group Holdings Ltd. ....... 263,042
11,847 Astellas Pharma, Inc. ............ 187,794
3,761 Bandai Namco Holdings, Inc. ..... 242,071
7,180 Chugai Pharmaceutical Co. Ltd. .... 263,102
14,094 Chugoku Electric Power Co., Inc.
(The) .................... 127,444
1,559 Daikin Industries Ltd. ........... 322,089
7,875 Daiwa House Industry Co. Ltd. .... 240,116
120 Daiwa House Investment Corp. REIT 356,593
800 Disco Corp. .................. 227,155
2,628 East Japan Railway Co. .......... 174,394
8,449 Fuji Electric Co. Ltd. ............ 366,594
1,940 Fujitsu Ltd. ................... 328,300

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
JAPAN (continued)
4,576 Hamamatsu Photonics KK ........ $ 253,191
6,693 Hitachi Ltd. .................. 381,795
2,714 Hoya Corp. ................... 381,105
9,886 ITOCHU Corp. ............... 291,250
70 Japan Real Estate Investment Corp.
REIT ................... 438,357
10,695 Japan Tobacco, Inc. ............. 208,626
3,698 Kao Corp. .................... 221,600
8,141 KDDI Corp. .................. 247,261
237,499 Keyence Corp. ................. 131,495,276
8,646 Kyowa Kirin Co. Ltd. ........... 280,174
3,562 Lawson, Inc. .................. 178,254
5,248 M3, Inc. ..................... 341,081
9,769 Mitsubishi Corp. ............... 272,665
16,140 Mitsubishi Electric Corp. ......... 217,152
12,213 Mitsubishi Estate Co. Ltd. ........ 190,590
14,123 Mitsui & Co. Ltd. .............. 321,776
11,528 Mitsui Fudosan Co. Ltd. ......... 268,221
4,303 Murata Manufacturing Co. Ltd. .... 354,579
7,341 Nabtesco Corp. ................ 275,693
7,527 Nichirei Corp. ................. 205,628
5,487 Nihon Kohden Corp. ........... 167,053
2,619,100 Nihon M&A Center, Inc. ........ 72,577,038
57 Nippon Building Fund, Inc. REIT .. 367,859
144 Nippon Prologis, Inc. REIT ....... 480,416
9,341 Nippon Telegraph & Telephone Corp. 238,623
50,717 Nomura Holdings, Inc. .......... 253,389
8,212 Nomura Research Institute Ltd. .... 263,491
1,250 Obic Co. Ltd. ................. 218,996
12,097 Olympus Corp. ................ 247,608
3,562 Omron Corp. ................. 302,610
11,664 Osaka Gas Co. Ltd. ............. 218,065
4,966 Otsuka Holdings Co. Ltd. ........ 196,368
26,607 Panasonic Corp. ............... 316,626
13,090 Recruit Holdings Co. Ltd. ........ 671,652
5,679 Seven & i Holdings Co. Ltd. ...... 251,997
7,402 Shimadzu Corp. ............... 296,876
1,743 Shin-Etsu Chemical Co. Ltd. ...... 282,013
543 SMC Corp. ................... 320,737
14,944 SoftBank Corp. ................ 194,726
1,167,899 Sony Group Corp. .............. 121,096,132
7,785 Sumitomo Mitsui Financial Group,
Inc. ..................... 262,208
7,675 Sumitomo Realty & Development Co.
Ltd. ..................... 248,499
5,361 Suntory Beverage & Food Ltd. ..... 187,407
6,620 Terumo Corp. ................. 255,676
5,858 Tobu Railway Co. Ltd. ........... 151,436
3,775 Toho Gas Co. Ltd. .............. 183,408
4,237 Tokio Marine Holdings, Inc. ...... 201,219
307,625 Tokyo Electron Ltd. ............. 125,960,667
10,446 Tokyo Gas Co. Ltd. ............. 197,865
4,747 Toyo Suisan Kaisha Ltd. .......... 181,088
Shares Value
JAPAN (continued)
8,505 Toyota Motor Corp. ............ $ 760,143
5,136 Unicharm Corp. ............... 205,150
4,756 Yamaha Corp. ................. 261,416
468,202,646
KAZAKHSTAN — 0 .1%
257,893 Kaspi.KZ JSC - GDR ........... 29,193,488
MALAYSIA — 0 .0%
339,535 Public Bank Berhad ............. 320,225
67,333 Tenaga Nasional Berhad .......... 153,813
474,038
MEXICO — 0 .0%
350,579 America Movil SAB de CV - Series L . 293,232
74,793 Grupo Financiero Banorte SAB de CV -
Series O .................. 483,860
105,603 Grupo Mexico SAB de CV - Series B . 483,711
81,278 Wal-Mart de Mexico SAB de CV ... 267,766
1,528,569
NETHERLANDS — 2 .4%
63,216 Adyen NV (a) (b) ............... 171,689,559
270,567 ASML Holding NV ............. 207,454,542
243,601 ASML Holding NV ............. 184,652,908
2,469 IMCD NV ................... 427,612
71,333 ING Groep NV ................ 917,775
9,088 Koninklijke Ahold Delhaize NV .... 282,399
2,354 NXP Semiconductors NV ........ 485,842
249,779 Prosus NV ................... 22,178,080
16,984 Royal Dutch Shell Plc - A Shares ... 340,707
17,758 Royal Dutch Shell Plc - B Shares ... 350,458
379 Topicus.com, Inc. (a) ............ 28,556
2,704 Wolters Kluwer NV ............. 308,188
589,116,626
NORWAY — 0 .0%
14,286 Aker BP ASA .................. 385,984
12,713 Telenor ASA .................. 220,739
606,723
POLAND — 0 .0%
548,675 Allegro.eu SA (a) (b) ............. 9,413,996
9,934 CD Projekt SA ................ 476,368
37,406 Powszechna Kasa Oszczednosci Bank
Polski SA (a) ............... 367,409
26,616 Powszechny Zaklad Ubezpieczen SA (a) 259,769
10,517,542
PORTUGAL — 0 .0%
11,394 Jeronimo Martins SGPS SA ....... 232,140
QATAR — 0 .0%
52,333 Qatar National Bank QPSC ....... 261,593

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
RUSSIA — 0 .2%
771,107 Yandex NV - Class A (a) .......... $ 52,381,298
SINGAPORE — 1 .4%
93,557 CapitaLand Ltd. ............... 278,265
1,259,464 Sea Ltd. - ADR (a) .............. 347,813,578
348,091,843
SOUTH AFRICA — 0 .0%
44,287 Absa Group Ltd. (a) ............. 412,393
35,702 Standard Bank Group Ltd. ........ 301,065
1,286 Thungela Resources Ltd. (a) ....... 3,985
30,577 Vodacom Group Ltd. ............ 272,644
990,087
SOUTH KOREA — 1 .3%
1,594 Hyundai Mobis Co. Ltd. ......... 369,312
8,849 KB Financial Group, Inc. ......... 394,657
9,574 Kia Corp. .................... 695,837
708 Korea Zinc Co. Ltd. ............ 336,689
229 LG Household & Health Care Ltd. . 290,468
440,040 NAVER Corp. ................. 165,839,896
2,271 POSCO ..................... 723,600
2,001,916 Samsung Electronics Co. Ltd. ..... 136,622,826
7,697 Samsung Electronics Co. Ltd. -
Preference Shares ........... 482,463
305,755,748
SPAIN — 0 .0%
4,545 Amadeus IT Group SA (a) ........ 297,827
42,213 Iberdrola SA .................. 508,759
7,079 Industria de Diseno Textil SA ...... 240,083
13,808 Red Electrica Corp. SA .......... 273,951
1,320,620
SWEDEN — 0 .0%
8,626 Atlas Copco AB - A Shares ........ 583,190
6,444 Essity AB - Class B ............. 210,723
58,121 Hexagon AB - B Shares .......... 962,111
16,148 Sandvik AB ................... 420,751
32,620 Swedish Match AB ............. 292,081
14,554 Tele2 AB - B Shares ............. 213,786
2,682,642
SWITZERLAND — 0 .7%
23,999 Credit Suisse Group AG ......... 241,248
281 Georg Fischer AG .............. 454,762
59 Givaudan SA .................. 294,528
5,685 Logitech International SA ........ 621,688
719 Lonza Group AG ............... 559,738
12,001 Nestle SA .................... 1,520,908
8,854 Novartis AG .................. 819,864
2,588 Roche Holding AG ............. 1,000,945
1,442 Sika AG ..................... 507,967
1,092 Sonova Holding AG ............ 429,036
8,464 STMicroelectronics NV .......... 346,796
Shares Value
SWITZERLAND (continued)
629 Swisscom AG ................. $ 378,435
1,052,891 TE Connectivity Ltd. ........... 155,269,836
20,519 UBS Group AG ................ 338,416
665 Zurich Insurance Group AG ...... 268,540
163,052,707
TAIWAN — 1 .0%
386,090 Chunghwa Telecom Co. Ltd. ...... 1,587,711
43,974 Delta Electronics, Inc. ........... 451,298
81,821 Formosa Chemicals & Fibre Corp. .. 240,504
140,464 Hon Hai Precision Industry Co. Ltd. 552,513
15,925 MediaTek, Inc. ................ 518,210
202,432 Mega Financial Holding Co. Ltd. ... 239,603
90,343 Pegatron Corp. ................ 217,418
25,338 Realtek Semiconductor Corp. ...... 532,764
146,921 Taiwan Cement Corp. ........... 276,347
7,817,101 Taiwan Semiconductor Manufacturing
Co. Ltd. ................. 162,128,324
693,862 Taiwan Semiconductor Manufacturing
Co. Ltd. - ADR ............ 80,932,064
87,130 Uni-President Enterprises Corp. .... 228,068
247,904,824
THAILAND — 0 .3%
40,974,300 CP ALL Public Co. Ltd. - FOR .... 73,552,406
TURKEY — 0 .0%
13,489 BIM Birlesik Magazalar AS ....... 101,496
91,377 Eregli Demir ve Celik Fabrikalari TAS 216,893
318,389
UNITED KINGDOM — 1 .9%
12,864 Anglo American Plc ............. 570,492
8,916 Ashtead Group Plc ............. 667,500
5,890 AstraZeneca Plc ................ 676,909
4,051 AstraZeneca Plc - ADR .......... 231,882
32,438 Barratt Developments Plc ........ 317,245
104,826 BP Plc ....................... 421,388
10,897 British American Tobacco Plc ...... 406,011
4,689 Coca-Cola Europacific Partners Plc . 290,999
3,410 Croda International Plc .......... 399,100
9,830 Diageo Plc ................... 487,862
5,852,009 Entain Plc (a) .................. 147,759,424
19,022 GlaxoSmithKline Plc ............ 374,875
10,281 Hargreaves Lansdown Plc ......... 233,294
221,217 ITV Plc (a) .................... 345,006
31,248 JD Sports Fashion Plc ........... 389,609
76,705 Legal & General Group Plc ....... 278,705
522,087 Linde Plc .................... 160,484,323
1,399,903 London Stock Exchange Group Plc . 145,745,301
120,728 M&G Plc .................... 378,248
11,744 Mondi Plc .................... 325,830
3,553 Next Plc (a) ................... 389,266
14,782 RELX Plc .................... 434,363

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
UNITED KINGDOM (continued)
8,050 Rio Tinto Plc .................. $ 682,671
2,201 Spirax-Sarco Engineering Plc ...... 459,214
115,549 Taylor Wimpey Plc ............. 264,369
13,255 Unilever Plc .................. 764,017
463,777,903
UNITED STATES — 61 .6%
2,435 3M Co. ...................... 481,984
5,845 A.O. Smith Corp. .............. 411,079
437,159 Abbott Laboratories ............. 52,887,496
1,528,964 AbbVie, Inc. .................. 177,818,513
7,605 ACI Worldwide, Inc. (a) .......... 260,852
500,998 Activision Blizzard, Inc. .......... 41,893,453
2,476 Adobe, Inc. (a) ................. 1,539,156
801,967 Agilent Technologies, Inc. ........ 122,885,403
3,185 Agree Realty Corp. REIT ......... 239,353
474,208 Air Products and Chemicals, Inc. ... 138,008,754
3,194 Albemarle Corp. ............... 658,092
195,384 Align Technology, Inc. (a) ......... 135,948,187
5,259 Alliance Data Systems Corp. ...... 490,402
12,924 Ally Financial, Inc. ............. 663,777
36,239 Alphabet, Inc. - Class A (a) ........ 97,647,073
269,239 Alphabet, Inc. - Class C (a) ........ 728,135,336
208,940 Amazon.com, Inc. (a) ............ 695,266,655
4,507 American Express Co. ........... 768,579
391,162 American Tower Corp. REIT ...... 110,620,614
1,782 Ameriprise Financial, Inc. ........ 458,972
2,182 AmerisourceBergen Corp. ........ 266,575
1,659,498 AMETEK, Inc. ................ 230,753,197
370,756 Amgen, Inc. .................. 89,552,404
1,910 Analog Devices, Inc. ............ 319,772
994 ANSYS, Inc. (a) ................ 366,249
328,918 Anthem, Inc. .................. 126,307,801
1,037 Aon Plc - Class A ............... 269,651
6,521,611 Apple, Inc. ................... 951,242,180
6,034 Applied Materials, Inc. ........... 844,338
5,065 ASGN, Inc. (a) ................. 512,223
2,880 Aspen Technology, Inc. (a) ........ 421,229
31,103 AT&T, Inc. ................... 872,439
399,412 Autodesk, Inc. (a) ............... 128,263,176
403,425 Automatic Data Processing, Inc. .... 84,569,983
199 AutoZone, Inc. (a) .............. 323,090
3,547,591 Avantor, Inc. (a) ................ 133,318,470
1,793 Avery Dennison Corp. ........... 377,749
11,543,176 Bank of America Corp. .......... 442,796,231
10,722 Bank OZK ................... 436,493
4,029 Baxter International, Inc. ......... 311,643
5,320 Berkshire Hathaway, Inc. - Class B (a) 1,480,503
903 Biogen, Inc. (a) ................. 295,037
458 Bio-Rad Laboratories, Inc. - Class A (a) 338,696
1,008 Bio-Techne Corp. .............. 486,098
3,816 Blackbaud, Inc. (a) .............. 272,195
3,698,418 Blackstone, Inc. ................ 426,316,643
Shares Value
UNITED STATES (continued)
268 Booking Holdings, Inc. (a) ........ $ 583,774
7,312 BorgWarner, Inc. ............... 358,142
12,950 Boyd Gaming Corp. (a) .......... 738,150
2,289,330 Bristol-Myers Squibb Co. ......... 155,376,827
182,602 Broadcom, Inc. ................ 88,635,011
1,882 Broadridge Financial Solutions, Inc. . 326,508
3,101 Brown-Forman Corp. - Class B .... 219,923
115 Cable One, Inc. ................ 217,119
9,440 Cabot Oil & Gas Corp. .......... 151,040
755,636 Cadence Design Systems, Inc. (a) ... 111,569,655
3,702 California Water Service Group .... 232,041
3,853 Cardinal Health, Inc. ............ 228,791
2,777 Caterpillar, Inc. ................ 574,145
5,536 CDK Global, Inc. .............. 265,673
4,157 Cerner Corp. .................. 334,181
7,509 Charles Schwab Corp. (The) ...... 510,237
728 Charter Communications, Inc. - Class
A (a) .................... 541,668
439 Chemed Corp. ................ 208,973
3,704,039 Chevron Corp. ................ 377,108,211
91,223 Chipotle Mexican Grill, Inc. (a) .... 169,988,587
2,691 Church & Dwight Co., Inc. ....... 232,987
2,003 Cigna Corp. .................. 459,668
14,768 Cinemark Holdings, Inc. (a) ....... 229,347
22,407 Cisco Systems, Inc. ............. 1,240,676
15,029 Citigroup, Inc. ................ 1,016,261
14,433 Citizens Financial Group, Inc. ..... 608,495
2,166 Citrix Systems, Inc. ............. 218,224
1,390 Clorox Co. (The) ............... 251,437
198,727 Cloudflare, Inc. - Class A (a) ....... 23,574,984
2,189,391 Coca-Cola Co. (The) ............ 124,860,969
4,924 Cognizant Technology Solutions Corp.
- Class A ................. 362,062
8,519 Colfax Corp. (a) ................ 390,852
4,577 Colgate-Palmolive Co. ........... 363,871
3,389,211 Comcast Corp. - Class A ......... 199,387,283
7,959 Comerica, Inc. ................ 546,465
4,877 CommVault Systems, Inc. (a) ...... 368,652
5,627 ConocoPhillips ................ 315,450
3,243,233 Corteva, Inc. .................. 138,745,508
377,796 Costco Wholesale Corp. ......... 162,346,497
1,952 Crown Castle International Corp.
REIT ................... 376,912
18,714 CSX Corp. ................... 604,836
1,315 Cummins, Inc. ................ 305,211
5,855 CVS Health Corp. .............. 482,218
552,035 Danaher Corp. ................ 164,224,892
275,488 Deere & Co. .................. 99,613,706
255,521 DexCom, Inc. (a) ............... 131,723,631
2,483 Digital Realty Trust, Inc. REIT .... 382,779
1,086 Dollar General Corp. ............ 252,647
768,075 Dollar Tree, Inc. (a) ............. 76,646,204
545 Domino's Pizza, Inc. ............ 286,392

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
UNITED STATES (continued)
8,903 Domtar Corp. (a) ............... $ 488,864
565,638 DoorDash, Inc. - Class A (a) ....... 98,585,047
12,132 East West Bancorp, Inc. .......... 863,192
596,079 Eaton Corp. Plc ................ 94,210,286
9,060 eBay, Inc. .................... 617,983
1,416 Ecolab, Inc. ................... 312,695
1,160,860 Edwards Lifesciences Corp. (a) ..... 130,329,752
2,237 Electronic Arts, Inc. ............. 322,039
4,019 Eli Lilly & Co. ................ 978,626
2,733 Encompass Health Corp. ......... 227,522
3,727 Entegris, Inc. .................. 449,625
3,426 Envestnet, Inc. (a) .............. 257,738
4,777 EOG Resources, Inc. ............ 348,052
9,188 Equity Commonwealth REIT ..... 241,553
3,112 Equity LifeStyle Properties, Inc. REIT 260,786
2,247 Euronet Worldwide, Inc. (a) ....... 320,917
2,110 Extra Space Storage, Inc. REIT .... 367,435
12,212 Exxon Mobil Corp. ............. 703,045
1,337,819 Facebook, Inc. - Class A (a) ........ 476,664,910
1,228 Fair Isaac Corp. (a) .............. 643,361
5,484 Fastenal Co. .................. 300,359
12,011 Fifth Third Bancorp ............. 435,879
1,556 FleetCor Technologies, Inc. (a) ..... 401,790
24,444 Flex Ltd. (a) ................... 439,259
515,128 Fortinet, Inc. (a) ................ 140,238,447
2,053,500 Freeport-McMoRan, Inc. ......... 78,238,350
2,404 General Dynamics Corp. ......... 471,256
16,764,442 General Electric Co. ............ 217,099,524
5,006 General Mills, Inc. .............. 294,653
736,274 Genuine Parts Co. .............. 93,447,896
5,894 Gilead Sciences, Inc. ............ 402,501
2,408 Goldman Sachs Group, Inc. (The) .. 902,711
4,192 Graco, Inc. ................... 327,311
2,225 Guidewire Software, Inc. (a) ....... 256,320
26,953 Halliburton Co. ............... 557,388
1,709 HCA Healthcare, Inc. ........... 424,174
11,317 Helmerich & Payne, Inc. ......... 324,458
297,267 Hershey Co. (The) .............. 53,175,121
271,566 Home Depot, Inc. (The) ......... 89,125,246
685,904 Honeywell International, Inc. ...... 160,357,496
4,290 Hormel Foods Corp. ............ 198,970
16,850 HP, Inc. ..................... 486,459
728 Humana, Inc. ................. 310,026
741 IDEXX Laboratories, Inc. (a) ...... 502,791
577,043 Illinois Tool Works, Inc. .......... 130,798,337
203,042 Illumina, Inc. (a) ............... 100,658,071
4,022 Integra LifeScience Holdings Corp. (a) 291,153
20,276 Intel Corp. ................... 1,089,227
2,185 Intercontinental Exchange, Inc. .... 261,829
4,213 InterDigital, Inc. ............... 277,595
6,390 International Business Machines Corp. 900,734
2,250 Intuit, Inc. ................... 1,192,432
94,844 Intuitive Surgical, Inc. (a) ......... 94,034,032
Shares Value
UNITED STATES (continued)
425,638 iRhythm Technologies, Inc. (a) ..... $ 21,758,615
1,156 Jack Henry & Associates, Inc. ..... 201,248
10,750 Johnson & Johnson ............. 1,851,150
6,678 Johnson Controls International plc .. 476,943
1,828 Jones Lang LaSalle, Inc. (a) ........ 406,858
3,347,462 JPMorgan Chase & Co. .......... 508,077,782
1,408 Kansas City Southern ........... 377,062
8,899 Kennametal, Inc. ............... 322,589
854,842 Keysight Technologies, Inc. (a) ..... 140,664,251
2,295 Kimberly-Clark Corp. ........... 311,477
13,196 Kinder Morgan, Inc. ............ 229,346
571,267 KLA Corp. ................... 198,892,319
6,188 Kroger Co. (The) ............... 251,852
1,566 L3Harris Technologies, Inc. ....... 355,075
187,243 Lam Research Corp. ............ 119,350,561
1,375 Lancaster Colony Corp. .......... 272,071
2,035 Leidos Holdings, Inc. ............ 216,565
4,605 Lennar Corp. - Class A .......... 484,216
1,490 LHC Group, Inc. (a) ............ 320,618
7,843 Liberty Media Corp-Liberty Formula
One - Class C (a) ........... 368,072
6,662 Lincoln National Corp. .......... 410,512
268,273 Lockheed Martin Corp. .......... 99,709,026
830,062 Lowe's Cos, Inc. ............... 159,944,647
3,615 LPL Financial Holdings, Inc. ...... 509,860
3,371 Manhattan Associates, Inc. (a) ...... 538,113
2,492 Marriott Vacations Worldwide
Corp. (a) ................. 367,246
7,546 Marvell Technology, Inc. ......... 456,608
4,908 Masco Corp. .................. 293,057
977 Masimo Corp. (a) ............... 266,125
426,448 Mastercard, Inc. - Class A ........ 164,583,341
3,931 Maxim Integrated Products, Inc. ... 392,746
295,959 McDonald's Corp. .............. 71,832,209
1,393 McKesson Corp. ............... 283,935
1,366,318 Merck & Co., Inc. .............. 105,028,865
336 Mettler-Toledo International, Inc. (a) 495,167
2,699 Microchip Technology, Inc. ....... 386,281
5,097 Micron Technology, Inc. (a) ....... 395,425
2,916,681 Microsoft Corp. ............... 830,991,584
2,427 Mohawk Industries, Inc. (a) ....... 473,022
1,157 Molina Healthcare, Inc. (a) ........ 315,873
8,907 Mondelez International, Inc. - Class A 563,457
1,056 Monolithic Power Systems, Inc. .... 474,419
3,536 Monster Beverage Corp. (a) ........ 333,516
2,765 Moody's Corp. ................ 1,039,640
12,167 Morgan Stanley ................ 1,167,789
523,936 Motorola Solutions, Inc. ......... 117,319,749
903 MSCI, Inc. ................... 538,152
26,425 Navient Corp. ................. 539,863
10,245 NCR Corp. (a) ................. 454,878
4,662 NetApp, Inc. .................. 371,049
227,625 Netflix, Inc. (a) ................. 117,811,871

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Shares Value
UNITED STATES (continued)
6,826 Newmont Corp. ............... $ 428,809
4,359 NextEra Energy Partners LP ....... 337,953
2,958,334 NextEra Energy, Inc. ............ 230,454,219
940,518 NIKE, Inc. - Class B ............ 157,546,170
2,618 Norfolk Southern Corp. .......... 674,999
163,691 Northrop Grumman Corp. ....... 59,423,107
9,728 NortonLifeLock, Inc. ............ 241,449
2,448 Novanta, Inc. (a) ............... 343,724
479,336 NVIDIA Corp. ................ 93,465,727
249,648 Okta, Inc. (a) .................. 61,860,278
14,221 ON Semiconductor Corp. (a) ...... 555,472
12,332 Oracle Corp. .................. 1,074,610
533 O'Reilly Automotive, Inc. (a) ...... 321,847
1,171 Organon & Co. (a) .............. 33,971
2,908 PACCAR, Inc. ................ 241,335
2,956 Paychex, Inc. .................. 336,452
556,524 PayPal Holdings, Inc. (a) .......... 153,339,058
14,088 Penn National Gaming, Inc. (a) .... 963,337
618,513 PepsiCo, Inc. .................. 97,075,615
21,837 Pfizer, Inc. .................... 934,842
7,218 Philip Morris International, Inc. .... 722,450
3,340 Phillips 66 .................... 245,256
792,864 Pinnacle West Capital Corp. ...... 66,243,787
2,563 Pioneer Natural Resources Co. ..... 372,583
5,957 Premier, Inc. - Class A ........... 212,307
456,439 Procter & Gamble Co. (The) ...... 64,919,319
5,189 Progress Software Corp. .......... 236,567
2,945 Prologis, Inc. REIT ............. 377,078
1,110,595 Prudential Financial, Inc. ......... 111,370,467
3,344 PTC, Inc. (a) .................. 452,945
1,530 Public Storage REIT ............ 478,094
4,357 PVH Corp. (a) ................. 455,829
4,953 QUALCOMM, Inc. ............ 741,959
586,004 Quest Diagnostics, Inc. .......... 83,095,367
4,975 Raytheon Technologies Corp. ...... 432,576
491 Regeneron Pharmaceuticals, Inc. (a) . 282,134
1,271 ResMed, Inc. .................. 345,458
7,546 Rollins, Inc. .................. 289,238
898 Roper Technologies, Inc. ......... 441,223
782,343 Ross Stores, Inc. ............... 95,985,663
2,480 Saia, Inc. (a) ................... 560,480
631 SBA Communications Corp. REIT . 215,165
12,848 Schlumberger NV .............. 370,408
2,430 Science Applications International
Corp. ................... 212,139
3,815 Seagate Technology Holdings Plc ... 335,338
1,158 Sherwin-Williams Co. (The) ....... 337,013
753,675 Simon Property Group, Inc. REIT .. 95,354,961
12,535 Six Flags Entertainment Corp. (a) ... 520,829
2,059 Skyworks Solutions, Inc. ......... 379,906
342,178 Snowflake, Inc. - Class A (a) ....... 90,923,538
5,135 Spectrum Brands Holdings, Inc. .... 448,542
5,205 SS&C Technologies Holdings, Inc. .. 408,020
Shares Value
UNITED STATES (continued)
578,911 Starbucks Corp. ................ $ 70,297,163
6,127 State Street Corp. .............. 533,907
4,010 Stericycle, Inc. (a) ............... 282,905
1,131 SVB Financial Group (a) .......... 622,005
12,665 Synchrony Financial ............ 595,508
1,870 Synopsys, Inc. (a) ............... 538,541
1,579 Take-Two Interactive Software, Inc. (a) 273,830
2,559 Target Corp. .................. 668,027
411 Teledyne Technologies, Inc. (a) ..... 186,088
3,032 Teradyne, Inc. ................. 385,064
860,099 Texas Instruments, Inc. .......... 163,952,071
7,207 Textron, Inc. .................. 497,355
225,011 Thermo Fisher Scientific, Inc. ...... 121,508,190
5,512 Timken Co. (The) .............. 438,204
2,127 Tractor Supply Co. ............. 384,838
7,551 Trimble, Inc. (a) ................ 645,610
4,231 TriNet Group, Inc. (a) ........... 351,088
2,610,924 Truist Financial Corp. ........... 142,112,593
164,863 Twilio, Inc. - Class A (a) .......... 61,591,168
653 Tyler Technologies, Inc. (a) ........ 321,694
3,165 Tyson Foods, Inc. - Class A ....... 226,171
1,556,001 Uber Technologies, Inc. (a) ........ 67,623,803
5,131 UFP Industries, Inc. ............ 381,028
923 Ulta Beauty, Inc. (a) ............. 309,943
724,007 Union Pacific Corp. ............. 158,383,771
415,224 United Rentals, Inc. (a) ........... 136,837,069
1,900 United Therapeutics Corp. (a) ...... 345,667
672,968 UnitedHealth Group, Inc. ........ 277,410,869
1,206 Vail Resorts, Inc. (a) ............. 368,071
3,890 Valero Energy Corp. ............ 260,513
945 VeriSign, Inc. (a) ............... 204,470
1,289 Verisk Analytics, Inc. ............ 244,833
2,746,247 Verizon Communications, Inc. ..... 153,185,658
15,073 Viatris, Inc. ................... 212,077
1,523,794 Visa, Inc. - A Shares ............. 375,447,604
11,252 Vistra Corp. .................. 215,476
1,448 VMware, Inc. - Class A (a) ........ 222,616
4,976 W.R. Grace & Co. .............. 346,330
4,419 Walgreens Boots Alliance, Inc. ..... 208,356
867,798 Walmart, Inc. ................. 123,704,605
583,267 Waste Management, Inc. ......... 86,475,165
982 Waters Corp. (a) ................ 382,793
1,150 WD-40 Co. .................. 279,438
18,018 Wells Fargo & Co. .............. 827,747
8,163 WESCO International, Inc. (a) ..... 868,951
1,156 West Pharmaceutical Services, Inc. .. 475,960
6,401 Westrock Co. ................. 314,993
3,744 WEX, Inc. (a) ................. 710,349
9,863 Weyerhaeuser Co. REIT ......... 332,679
50,221 Workday, Inc. - Class A (a) ........ 11,771,802
701 WW Grainger, Inc. ............. 311,651
2,374 Yum! Brands, Inc. .............. 311,920
956 Zebra Technologies Corp. - Class A (a) 528,171

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
The following abbreviations are used in the report:
h
Shares Value
UNITED STATES (continued)
138,023 Zoom Video Communications, Inc. -
Class A (a) ................ $ 52,186,496
15,111,399,992
URUGUAY — 0 .1%
104,705 Globant SA (a) ................. 25,041,248
VIETNAM — 0 .0%
4,795,100 Vincom Retail JSC (a) ........... 5,775,845
Total Common Stocks
(Cost $14,631,592,251)
22,179,273,729
EXCHANGE-TRADED FUNDS — 7.8%
2,383,650 Consumer Staples Select Sector SPDR
Fund .................... 170,454,812
2,444,400 Energy Select Sector SPDR Fund ... 120,728,916
3,737,000 Financial Select Sector SPDR Fund . 136,475,240
891,690 Health Care Select Sector SPDR Fund 117,836,833
659,429 iShares MSCI ACWI ETF ........ 67,334,295
906,195 iShares MSCI Emerging Markets ETF 46,759,662
6,587,856 iShares MSCI Europe Financials ETF 129,649,006
1,514,000 iShares MSCI Japan ETF ......... 101,604,540
1,372,885 Materials Select Sector SPDR Fund . 115,349,798
2,348,000 SPDR Euro STOXX 50 ETF ...... 110,426,440
1,350,000 SPDR S&P Metals & Mining ETF . 60,723,000
1,477,755 SPDR S&P Oil & Gas Exploration &
Production ETF ............ 122,358,114
635,150 Vanguard Consumer Staples ETF ... 117,820,325
1,333,480 Vanguard Financials ETF ......... 120,266,561
1,464,555 Vanguard FTSE Europe ETF ...... 100,336,663
451,000 Vanguard Health Care ETF ....... 115,645,420
294,500 Vanguard S&P 500 ETF ......... 118,727,675
1,204,020 Xtrackers Harvest CSI 300 China
A-Shares ETF ............. 45,343,393
Total Exchange-Traded Funds
(Cost $1,672,361,752)
1,917,840,693
INVESTMENT COMPANY — 1.8%
449,356,092 Federated Hermes Government
Obligations Fund , 0 .01% (c) ... 449,356,092
Total Investment Company
(Cost $449,356,092)
449,356,092
Shares Value
CASH SWEEP — 0.0%
7,480,547 Citibank - US Dollars on Deposit in
Custody Account , 0 .03% (c) ... $ 7,480,547
Total Cash Sweep
(Cost $7,480,547)
7,480,547
TOTAL INVESTMENTS — 100.1%
(Cost $16,760,790,642)
$ 24,553,951,061
LIABILITIES IN EXCESS OF
OTHER ASSETS — (0.1)%
(24,576,144)
NET ASSETS — 100.0%
$ 24,529,374,917
(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities
Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers.
The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
(c) The rate shown represents the current yield as of July 31, 2021.
ACWI — All Country World Index
ADR — American Depositary Receipt
ETF — Exchange -Traded Fund
FOR — Foreign Ownership Restrictions
FTSE — Financial Times Stock Exchange Group
GDR — Global Depositary Receipt
MSCI — Morgan Stanley Capital International Index
REIT — Real Estate Investment Trust
SPDR — Standard & Poor's Depositary Receipt
Portfolio Diversification by Country (Unaudited)
Country:
Percentage
of Net Assets
Argentina ................................... 0 .8%
Australia .................................... 0 .6
Belgium .................................... 0 .0 *
Brazil ...................................... 0 .4
Canada ..................................... 0 .7
Chile ...................................... 0 .0 *
China ...................................... 6 .1
Cyprus ..................................... 0 .1
Denmark ................................... 0 .0 *
Finland ..................................... 0 .0 *
France ...................................... 1 .2
Germany .................................... 2 .1
Hong Kong .................................. 0 .8
India ....................................... 3 .3
Indonesia ................................... 0 .1
Ireland ..................................... 1 .4
Israel ....................................... 0 .0 *
Italy ....................................... 0 .0 *
Japan ...................................... 1 .9

Old Westbury Funds, Inc.
Large Cap Strategies Fund
Portfolio of Investments
- (Continued)

July 31, 2021
(Unaudited)
Country:
Percentage
of Net Assets
Kazakhstan .................................. 0 .1%
Malaysia .................................... 0 .0 *
Mexico ..................................... 0 .0 *
Netherlands .................................. 2 .4
Norway ..................................... 0 .0 *
Poland ..................................... 0 .0 *
Portugal .................................... 0 .0 *
Qatar ...................................... 0 .0 *
Russia ...................................... 0 .2
Singapore ................................... 1 .4
South Africa ................................. 0 .0 *
South Korea ................................. 1 .3
Spain ...................................... 0 .0 *
Sweden ..................................... 0 .0 *
Switzerland .................................. 0 .7
Taiwan ..................................... 1 .0
Thailand .................................... 0 .3
Turkey ..................................... 0 .0 *
United Kingdom .............................. 1 .9
United States ................................. 61 .6
Uruguay .................................... 0 .1
Vietnam .................................... 0 .0 *
Other ** ..................................... 9 .5
100 .0%
*
Represents less than 0.01% of net assets.
** Includes cash and equivalents, exchange-traded funds, investment company, pending trades and Fund share transactions, interest and dividends receivable, prepaids and accrued expenses payable.